Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Financial Information of Segments
In fiscal 2019, the Company had made
DAIKYO
a wholly-owned subsidiary, to complement their respective real estate business and to jointly aim for medium- and long-term growth as a comprehensive real estate group. Accordingly, the segment classification of DAIKYO had been shifted from Investment and Operation segment to Real Estate segment since the previous fiscal year. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.
Financial information of the segments for fiscal 2018, 2019 and 2020 is as follows:

Year ended March 31, 2018	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥115,837	¥275,933	¥489,752	¥1,083,505	¥428,697	¥479,619	¥2,873,343
Finance revenues	30,737	14,247	2,072	9,274	72,929	98,426	227,685
Interest expense	5,019	3,242	2,285	5,670	4,026	51,536	71,778
Depreciation and amortization	10,404	131,829	18,218	18,460	21,642	70,109	270,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,072	192	(8)	(927)	11,244	5,783	17,356
Write-downs of long-lived assets	32	29	4,187	27	0	1,250	5,525
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	(53,512)	0	(53,512)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	2,681	102	35,461	49,315	6	11,749	99,314
Segment profits	49,275	40,162	74,395	84,097	74,527	106,622	429,078
Segment assets	991,818	847,190	801,969	674,617	3,174,505	2,608,819	9,098,918
Long-lived assets	41,252	482,563	509,450	257,266	43,878	507,715	1,842,124
Expenditures for long-lived assets	3,764	170,727	69,693	47,841	174	286,730	578,929
Investment in affiliates	16,845	1,996	100,219	156,896	702	314,569	591,227

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2018	2019	2020
Segment revenues:
Total revenues for segments	¥2,873,343	¥2,447,272	¥2,292,360
Revenues related to corporate assets	8,531	8,655	8,559
Revenues from inter-segment transactions	(19,103)	(21,063)	(20,590)

Total consolidated revenues	¥2,862,771	¥2,434,864	¥2,280,329

Segment profits:
Total segment profits	¥429,078	¥401,395	¥417,727
Corporate losses	(4,329)	(10,012)	(10,395)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	10,752	4,347	5,229

Total consolidated income before income taxes	¥435,501	¥395,730	¥412,561

Segment assets:
Total segment assets	¥9,098,918	¥9,997,698	¥10,905,998
Cash and cash equivalents, restricted cash	1,405,117	1,283,580	1,135,284
Allowance for doubtful receivables on finance leases and probable loan losses	(54,672)	(58,011)	(56,836)
Trade notes, accounts and other receivable	294,773	280,590	312,744
Other corporate assets	681,846	671,060	770,338

Total consolidated assets	¥11,425,982	¥12,174,917	¥13,067,528

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2018
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,377,729	¥208,264	¥276,778	¥2,862,771
Income before Income Taxes	320,511	74,105	40,885	435,501

	Millions of yen
	Fiscal Year ended March 31, 2019
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,948,868	¥205,233	¥280,763	¥2,434,864
Income before Income Taxes	274,431	70,935	50,364	395,730

	Millions of yen
	Fiscal Year ended March 31, 2020
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,792,790	¥201,578	¥285,961	¥2,280,329
Income before Income Taxes	260,323	74,086	78,152	412,561

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
Disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2019
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥4,379	¥5,392	¥8,063	¥436,044	¥0	¥6,798	¥460,676	¥1,353	¥462,029
Real estate sales	0	0	133,426	0	0	710	134,136	0	134,136
Asset management and servicing	0	0	5,523	454	163	185,787	191,927	(107)	191,820
Automobile related services	486	61,398	0	204	0	16,994	79,082	(359)	78,723
Facilities operation	0	0	100,940	0	0	3,066	104,006	(1)	104,005
Environment and energy services	2,815	0	188	129,166	0	1,004	133,173	(930)	132,243
Real estate management and brokerage	0	0	105,278	0	0	0	105,278	(2,216)	103,062
Real estate contract work	0	0	83,182	0	0	0	83,182	(965)	82,217
Other	35,958	9,153	4,513	39,081	3,448	20,544	112,697	(5,356)	107,341

Total revenues from contracts with customers	43,638	75,943	441,113	604,949	3,611	234,903	1,404,157	(8,581)	1,395,576

Geographical location
Japan	43,638	75,610	441,113	603,957	3,611	6,749	1,174,678	(4,886)	1,169,792
The Americas	0	0	0	0	0	114,614	114,614	0	114,614
Other	0	333	0	992	0	113,540	114,865	(3,695)	111,170

Total revenues from contracts with customers	43,638	75,943	441,113	604,949	3,611	234,903	1,404,157	(8,581)	1,395,576

Other revenues*	51,574	212,268	87,951	10,202	425,293	255,827	1,043,115	(3,827)	1,039,288

Segment revenues/Total revenues	¥95,212	¥288,211	¥529,064	¥615,151	¥428,904	¥490,730	¥2,447,272	¥(12,408)	¥2,434,864

	Millions of yen
	Fiscal Year ended March 31, 2020
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥5,707	¥5,829	¥4,261	¥266,271	¥0	¥4,131	¥286,199	¥1,359	¥287,558
Real estate sales	0	0	117,969	0	0	984	118,953	0	118,953
Asset management and servicing	0	0	7,453	383	167	173,948	181,951	(100)	181,851
Automobile related services	488	60,704	0	232	0	16,950	78,374	(387)	77,987
Facilities operation	0	0	68,934	0	0	363	69,297	0	69,297
Environment and energy services	2,911	0	0	138,380	0	963	142,254	(722)	141,532
Real estate management and brokerage	0	0	106,234	0	0	0	106,234	(2,124)	104,110
Real estate contract work	0	0	89,522	0	0	0	89,522	(556)	88,966
Other	36,340	10,630	3,921	34,942	4,147	17,313	107,293	(3,234)	104,059

Total revenues from contracts with customers	45,446	77,163	398,294	440,208	4,314	214,652	1,180,077	(5,764)	1,174,313

Geographical location
Japan	45,446	76,462	398,294	436,500	4,314	5,704	966,720	(2,079)	964,641
The Americas	0	0	0	0	0	99,979	99,979	0	99,979
Other	0	701	0	3,708	0	108,969	113,378	(3,685)	109,693

Total revenues from contracts with customers	45,446	77,163	398,294	440,208	4,314	214,652	1,180,077	(5,764)	1,174,313

Other revenues*	51,561	259,275	68,345	10,989	450,437	271,676	1,112,283	(6,267)	1,106,016

Segment revenues/Total revenues	¥97,007	¥336,438	¥466,639	¥451,197	¥454,751	¥486,328	¥2,292,360	¥(12,031)	¥2,280,329

*	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.